Voya Index Solution 2040 Portfolio Expense Example - Class ADV I S S2 Shares [Member] - Voya Index Solution 2040 Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 76
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,169
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	569
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	207
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	873
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	$ 1,051